Project debt, Repayment schedule (Details) - USD ($) $ in Thousands	Mar. 31, 2023	Dec. 31, 2022
Repayment schedule [Abstract]
Project debt	$ 4,596,623	$ 4,553,052
Remainder of 2023 [Member]
Repayment schedule [Abstract]
Interest payment	52,924
Nominal repayment	269,208
Between January and March 2024 [Member]
Repayment schedule [Abstract]
Project debt	22,265
Between April and December 2024 [Member]
Repayment schedule [Abstract]
Project debt	289,308
2023 [Member]
Repayment schedule [Abstract]
Interest payment		15,053
Nominal repayment		311,481
2024 [Member]
Repayment schedule [Abstract]
Project debt		323,731
2025 [Member]
Repayment schedule [Abstract]
Project debt	434,937	442,920
2026 [Member]
Repayment schedule [Abstract]
Project debt	344,987	358,444
2027 [Member]
Repayment schedule [Abstract]
Project debt	490,139	504,954
Subsequent Years [Member]
Repayment schedule [Abstract]
Project debt	$ 2,692,855	$ 2,596,469